UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

Joshua A. Weinberg, Esq.

Vice President and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copy to:

Leonard Mackey, Esq.

Clifford Chance US LLP

31 West 52nd Street

New York, NY 10019

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Item 1.	Schedule of Investments.

Quarterly Report

30 June 2016

The Select Sector SPDR® Trust

The Consumer Discretionary Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUTO COMPONENTS — 2.6%
BorgWarner, Inc. (a)	936,806	$27,654,513
Delphi Automotive PLC	1,173,899	73,486,077
Goodyear Tire & Rubber Co.	1,144,114	29,357,965
Johnson Controls, Inc.	2,808,590	124,308,194

		254,806,749

AUTOMOBILES — 4.4%
Ford Motor Co.	16,881,797	212,204,188
General Motors Co.	6,064,841	171,635,000
Harley-Davidson, Inc. (a)	788,539	35,720,817

		419,560,005

DISTRIBUTORS — 1.1%
Genuine Parts Co.	640,557	64,856,396
LKQ Corp. (b)	1,319,205	41,818,799

		106,675,195

DIVERSIFIED CONSUMER SERVICES — 0.2%
H&R Block, Inc. (a)	982,758	22,603,434

HOTELS, RESTAURANTS & LEISURE — 14.0%
Carnival Corp.	1,885,253	83,328,183
Chipotle Mexican Grill, Inc. (a) (b)	125,555	50,568,532
Darden Restaurants, Inc. (a)	497,875	31,535,402
Marriott International, Inc. Class A (a)	828,798	55,081,915
McDonald’s Corp.	3,794,989	456,688,976
Royal Caribbean Cruises, Ltd. (a)	726,565	48,788,840
Starbucks Corp.	6,334,247	361,812,189
Starwood Hotels & Resorts Worldwide, Inc.	723,046	53,469,252
Wyndham Worldwide Corp. (a)	482,076	34,338,273
Wynn Resorts, Ltd. (a)	350,287	31,750,014
Yum! Brands, Inc.	1,764,194	146,286,966

		1,353,648,542

HOUSEHOLD DURABLES — 4.0%
D.R. Horton, Inc.	1,409,811	44,380,850
Garmin, Ltd.	514,873	21,840,913
Harman International Industries, Inc.	297,558	21,370,616
Leggett & Platt, Inc.	587,050	30,004,125
Lennar Corp. Class A	789,045	36,374,974
Mohawk Industries, Inc. (b)	272,537	51,716,621
Newell Brands, Inc.	1,979,832	96,160,440
PulteGroup, Inc. (a)	1,378,565	26,868,232
Whirlpool Corp.	331,004	55,158,507

		383,875,278

INTERNET & CATALOG RETAIL — 17.8%
Amazon.com, Inc. (b)	1,671,847	1,196,407,150
Expedia, Inc. (a)	507,667	53,965,002
Netflix, Inc. (a) (b)	1,853,916	169,596,236
Priceline Group, Inc. (b)	214,617	267,930,009
TripAdvisor, Inc. (a) (b)	488,018	31,379,557

		1,719,277,954

LEISURE EQUIPMENT & PRODUCTS — 0.9%
Hasbro, Inc.	481,140	40,410,949
Mattel, Inc. (a)	1,456,580	45,576,388

		85,987,337

MEDIA — 22.1%
CBS Corp. Class B	1,786,043	97,232,181

Comcast Corp. Class A	10,449,614	681,210,337
Discovery Communications, Inc. Class A (a) (b)	663,349	16,736,295
Discovery Communications, Inc. Class C (b)	1,026,993	24,493,783
Interpublic Group of Cos., Inc.	1,722,804	39,796,772
News Corp. Class A	1,637,049	18,580,506
News Corp. Class B (a)	439,651	5,130,727
Omnicom Group, Inc.	1,026,539	83,652,663
Scripps Networks Interactive, Inc. Class A (a)	408,716	25,450,745
TEGNA, Inc. (a)	914,545	21,190,008
Time Warner, Inc.	3,401,809	250,169,034
Twenty-First Century Fox, Inc. Class A	4,745,198	128,357,606
Twenty-First Century Fox, Inc. Class B	1,847,345	50,340,151
Viacom, Inc. Class B	1,484,241	61,551,474
Walt Disney Co.	6,451,303	631,066,460

		2,134,958,742

MULTILINE RETAIL — 5.0%
Dollar General Corp.	1,220,241	114,702,654
Dollar Tree, Inc. (b)	1,013,337	95,496,879
Kohl’s Corp. (a)	790,371	29,970,869
Macy’s, Inc.	1,329,449	44,682,781
Nordstrom, Inc. (a)	552,085	21,006,834
Target Corp.	2,550,477	178,074,304

		483,934,321

SPECIALTY RETAIL — 21.1%
Advance Auto Parts, Inc.	314,047	50,759,417
AutoNation, Inc. (a) (b)	311,060	14,613,599
AutoZone, Inc. (b)	129,504	102,805,455
Bed Bath & Beyond, Inc. (a)	681,366	29,448,639
Best Buy Co., Inc. (a)	1,206,974	36,933,404
CarMax, Inc. (a) (b)	838,608	41,116,950
Foot Locker, Inc.	588,157	32,266,293
Gap, Inc. (a)	975,752	20,705,457
Home Depot, Inc.	5,376,558	686,532,691
L Brands, Inc. (a)	1,091,285	73,257,962
Lowe’s Cos., Inc.	3,832,102	303,387,515
O’Reilly Automotive, Inc. (b)	416,404	112,887,124
Ross Stores, Inc.	1,735,399	98,379,769
Signet Jewelers, Ltd.	340,882	28,092,086
Staples, Inc.	2,779,996	23,963,566
Tiffany & Co. (a)	479,232	29,060,629
TJX Cos., Inc.	2,860,265	220,898,266
Tractor Supply Co.	572,958	52,242,310
Ulta Salon Cosmetics & Fragrance, Inc. (b)	268,537	65,426,355
Urban Outfitters, Inc. (b)	363,122	9,985,855

		2,032,763,342

TEXTILES, APPAREL & LUXURY GOODS — 6.7%
Coach, Inc. (a)	1,189,717	48,469,070
Hanesbrands, Inc. (a)	1,623,017	40,786,417
Michael Kors Holdings, Ltd. (a) (b)	768,923	38,046,310
NIKE, Inc. Class B	5,757,968	317,839,834
PVH Corp.	348,518	32,840,851
Ralph Lauren Corp. (a)	241,998	21,687,861
Under Armour, Inc. Class A (a) (b)	787,816	31,615,056
Under Armour, Inc. Class C (b)	791,523	28,811,426

The Consumer Discretionary Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

VF Corp. (a)	1,434,681	$88,218,535

		648,315,360

TOTAL COMMON STOCKS
(Cost $10,242,641,074)		9,646,406,259

SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (c) (d)	6,016,815	6,016,815
State Street Navigator Securities Lending Prime Portfolio (d) (e)	261,938,427	261,938,427

TOTAL SHORT-TERM INVESTMENTS (Cost $267,955,242)		267,955,242

TOTAL INVESTMENTS — 102.7%
(Cost $10,510,596,316)		9,914,361,501
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(257,357,156)

NET ASSETS — 100.0%		$9,657,004,345

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at June 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The Consumer Discretionary Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Auto Components	$254,806,749	$—	$—	$254,806,749
Automobiles	419,560,005	—	—	419,560,005
Distributors	106,675,195	—	—	106,675,195
Diversified Consumer Services	22,603,434	—	—	22,603,434
Hotels, Restaurants & Leisure	1,353,648,542	—	—	1,353,648,542
Household Durables	383,875,278	—	—	383,875,278
Internet & Catalog Retail	1,719,277,954	—	—	1,719,277,954
Leisure Equipment & Products	85,987,337	—	—	85,987,337
Media	2,134,958,742	—	—	2,134,958,742
Multiline Retail	483,934,321	—	—	483,934,321
Specialty Retail	2,032,763,342	—	—	2,032,763,342
Textiles, Apparel & Luxury Goods	648,315,360	—	—	648,315,360
Short-Term Investments Short-Term Investments	267,955,242	—	—	267,955,242

TOTAL INVESTMENTS	$9,914,361,501	$—	$—	$9,914,361,501

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	10,764,088	$10,764,088	264,587,918	269,335,191	6,016,814	$6,016,814	$70,618	$—
State Street Navigator Securities Lending Prime Portfolio	369,001,158	369,001,158	1,842,347,628	1,949,410,359	261,938,427	261,938,427	930,381	—

The Consumer Staples Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BEVERAGES — 20.1%
Brown-Forman Corp. Class B (a)	612,348	$61,087,837
Coca-Cola Co.	20,235,366	917,269,141
Constellation Brands, Inc. Class A	1,376,318	227,642,997
Dr. Pepper Snapple Group, Inc.	1,143,180	110,465,483
Molson Coors Brewing Co. Class B	1,212,058	122,575,426
Monster Beverage Corp. (b)	846,258	136,002,123
PepsiCo, Inc.	4,304,335	456,001,250

		2,031,044,257

FOOD & STAPLES RETAILING — 22.9%
Costco Wholesale Corp.	2,371,254	372,381,728
CVS Health Corp.	5,735,368	549,104,132
Kroger Co.	5,601,516	206,079,774
Sysco Corp.	2,998,228	152,130,089
Wal-Mart Stores, Inc.	7,929,553	579,015,960
Walgreens Boots Alliance, Inc.	4,778,619	397,915,604
Whole Foods Market, Inc. (a)	1,853,722	59,356,178

		2,315,983,465

FOOD PRODUCTS — 19.0%
Archer-Daniels-Midland Co.	3,319,910	142,390,940
Campbell Soup Co. (a)	1,197,684	79,681,916
ConAgra Foods, Inc.	2,616,728	125,105,766
General Mills, Inc.	3,295,531	235,037,271
Hershey Co. (a)	845,590	95,966,009
Hormel Foods Corp. (a)	1,970,167	72,108,112
J.M. Smucker Co.	747,270	113,891,421
Kellogg Co.	1,494,052	121,989,346
Kraft Heinz Co.	3,089,081	273,321,887
McCormick & Co., Inc. (a)	721,909	77,006,033
Mead Johnson Nutrition Co.	1,052,273	95,493,775
Mondelez International, Inc. Class A	7,599,468	345,851,788
Tyson Foods, Inc. Class A	2,050,342	136,942,342

		1,914,786,606

HOUSEHOLD PRODUCTS — 19.5%
Church & Dwight Co., Inc.	668,512	68,783,200
Clorox Co.	794,385	109,934,940
Colgate-Palmolive Co.	4,797,789	351,198,155
Kimberly-Clark Corp.	1,972,841	271,226,181
Procter & Gamble Co.	13,822,090	1,170,316,360

		1,971,458,836

PERSONAL PRODUCTS — 1.2%
Estee Lauder Cos., Inc. Class A	1,312,671	119,479,314

TOBACCO — 17.0%
Altria Group, Inc.	9,192,665	633,926,179
Philip Morris International, Inc.	8,055,221	819,377,080
Reynolds American, Inc.	4,794,709	258,578,656

		1,711,881,915

TOTAL COMMON STOCKS (Cost $9,636,790,891)		10,064,634,393

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (c) (d)	7,458,770	7,458,770
State Street Navigator Securities Lending Prime Portfolio (c) (e)	57,634,133	57,634,133

TOTAL SHORT-TERM INVESTMENTS (Cost $65,092,903)		65,092,903

TOTAL INVESTMENTS — 100.3% (Cost $9,701,883,794)		10,129,727,296
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(29,832,625)

NET ASSETS — 100.0%		$10,099,894,671

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.
(e)	The rate shown is the annualized seven-day yield at June 30, 2016.

The Consumer Staples Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Beverages	$2,031,044,257	$—	$—	$2,031,044,257
Food & Staples Retailing	2,315,983,465	—	—	2,315,983,465
Food Products	1,914,786,606	—	—	1,914,786,606
Household Products	1,971,458,836	—	—	1,971,458,836
Personal Products	119,479,314	—	—	119,479,314
Tobacco	1,711,881,915	—	—	1,711,881,915
Short-Term Investments	65,092,903	—	—	65,092,903

TOTAL INVESTMENTS	$10,129,727,296	$—	$—	$10,129,727,296

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	5,839,455	$5,839,455	315,356,855	313,737,540	7,458,770	$7,458,770	$58,404	$—
State Street Navigator Securities Lending Prime Portfolio	158,430,802	158,430,802	925,281,168	1,026,077,837	57,634,133	57,634,133	146,249	—

The Energy Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ENERGY EQUIPMENT & SERVICES — 16.8%
Baker Hughes, Inc.	6,075,206	$274,174,047
Diamond Offshore Drilling, Inc. (a)	1,117,938	27,199,432
FMC Technologies, Inc. (b)	4,277,453	114,079,671
Halliburton Co.	10,773,263	487,921,081
Helmerich & Payne, Inc. (a)	1,134,463	76,156,501
National Oilwell Varco, Inc. (a)	4,999,503	168,233,276
Schlumberger, Ltd.	15,184,928	1,200,824,106
Transocean, Ltd. (a)	3,564,459	42,381,418

		2,390,969,532

OIL, GAS & CONSUMABLE FUELS — 83.1%
Anadarko Petroleum Corp.	6,219,210	331,172,932
Apache Corp. (a)	4,581,868	255,072,592
Cabot Oil & Gas Corp.	10,556,108	271,714,220
Chesapeake Energy Corp. (a) (b)	8,124,158	34,771,396
Chevron Corp.	20,158,213	2,113,185,469
Cimarex Energy Co.	995,841	118,823,748
Columbia Pipeline Group, Inc.	4,193,989	106,904,780
Concho Resources, Inc. (b)	1,363,933	162,676,289
ConocoPhillips	9,597,447	418,448,689
Devon Energy Corp.	6,331,912	229,531,810
EOG Resources, Inc.	7,026,203	586,125,854
EQT Corp.	1,807,137	139,926,618
Exxon Mobil Corp.	29,305,493	2,747,096,914
Hess Corp. (a)	3,429,452	206,110,065
Kinder Morgan, Inc.	19,154,522	358,572,652
Marathon Oil Corp.	10,390,041	155,954,515
Marathon Petroleum Corp.	5,558,799	211,012,010
Murphy Oil Corp. (a)	2,305,709	73,206,261
Newfield Exploration Co. (b)	2,056,482	90,855,375
Noble Energy, Inc.	6,112,325	219,249,098
Occidental Petroleum Corp.	6,980,168	527,421,494
ONEOK, Inc. (a)	2,205,660	104,658,567
Phillips 66	4,896,695	388,503,781
Pioneer Natural Resources Co.	3,886,614	587,694,903
Range Resources Corp.	2,796,593	120,645,022
Southwestern Energy Co. (b)	6,335,743	79,703,647
Spectra Energy Corp. (a)	9,614,889	352,193,384
Tesoro Corp.	3,941,848	295,323,252
Valero Energy Corp.	6,867,841	350,259,891
Williams Cos., Inc.	10,049,981	217,381,089

		11,854,196,317

TOTAL COMMON STOCKS (Cost $17,979,224,053)		14,245,165,849

SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (c) (d)	18,707,100	18,707,100
State Street Navigator Securities Lending Prime Portfolio (d) (e)	258,751,255	258,751,255

TOTAL SHORT-TERM INVESTMENTS (Cost $277,458,355)		277,458,355

TOTAL INVESTMENTS — 101.8% (Cost $18,256,682,408)		14,522,624,204
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(263,136,274)

NET ASSETS — 100.0%		$14,259,487,930

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	Investment of cash collateral for securities loaned.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2016.

The Energy Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Energy Equipment & Services	$2,390,969,532	$—	$—	$2,390,969,532
Oil, Gas & Consumable Fuels	11,854,196,317	—	—	11,854,196,317
Short-Term Investments	277,458,355	—	—	277,458,355

TOTAL INVESTMENTS	$14,522,624,204	$—	$—	$14,522,624,204

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	9,735,578	$9,735,578	520,965,208	511,993,686	18,707,100	$18,707,100	$82,812	$—
State Street Navigator Securities Lending Prime Portfolio	588,776,881	588,776,881	3,007,873,201	3,337,898,827	258,751,255	258,751,255	3,672,773	—

The Financial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BANKS — 33.0%
Bank of America Corp.	53,059,136	$704,094,735
BB&T Corp. (a)	4,240,615	151,008,300
Citigroup, Inc.	15,159,959	642,630,662
Citizens Financial Group, Inc.	2,732,339	54,592,133
Comerica, Inc.	904,488	37,201,591
Fifth Third Bancorp	3,965,255	69,748,836
Huntington Bancshares, Inc. (a)	4,127,001	36,895,389
JPMorgan Chase & Co.	18,888,687	1,173,743,010
KeyCorp	4,351,283	48,081,677
M&T Bank Corp. (a)	821,638	97,142,261
People’s United Financial, Inc. (a)	1,605,765	23,540,515
PNC Financial Services Group, Inc.	2,579,243	209,924,588
Regions Financial Corp.	6,542,479	55,676,496
SunTrust Banks, Inc.	2,588,263	106,325,844
US Bancorp	8,382,295	338,057,957
Wells Fargo & Co.	23,865,896	1,129,572,858
Zions Bancorp (a)	1,056,675	26,554,243

		4,904,791,095

CAPITAL MARKETS — 11.2%
Affiliated Managers Group, Inc. (b)	278,367	39,185,723
Ameriprise Financial, Inc.	856,542	76,960,299
Bank of New York Mellon Corp.	5,564,040	216,162,954
BlackRock, Inc.	649,914	222,615,042
Charles Schwab Corp.	6,213,243	157,257,180
E*TRADE Financial Corp. (b)	1,439,759	33,819,939
Franklin Resources, Inc.	1,903,300	63,513,121
Goldman Sachs Group, Inc.	1,995,330	296,466,131
Invesco, Ltd.	2,155,749	55,057,829
Legg Mason, Inc.	544,391	16,054,091
Morgan Stanley	7,804,213	202,753,454
Northern Trust Corp.	1,108,228	73,431,187
State Street Corp. (c)	2,044,931	110,262,680
T Rowe Price Group, Inc.	1,281,954	93,544,183

		1,657,083,813

CONSUMER FINANCE — 4.5%
American Express Co.	4,175,507	253,703,805
Capital One Financial Corp.	2,644,854	167,974,678
Discover Financial Services	2,129,561	114,123,174
Navient Corp. (a)	1,706,709	20,395,173
Synchrony Financial (b)	4,308,009	108,906,467

		665,103,297

DIVERSIFIED FINANCIAL SERVICES — 13.6%
Berkshire Hathaway, Inc. Class B (b)	9,679,359	1,401,474,390
CME Group, Inc.	1,749,303	170,382,112
Intercontinental Exchange, Inc.	615,355	157,506,266
Leucadia National Corp. (a)	1,721,847	29,839,608
Moody’s Corp. (a)	873,545	81,859,902
Nasdaq, Inc.	594,786	38,464,811
S&P Global, Inc.	1,367,221	146,648,124

		2,026,175,213

INSURANCE — 16.9%
Aflac, Inc.	2,138,239	154,295,326
Allstate Corp.	1,933,936	135,278,823
American International Group, Inc.	5,779,561	305,680,981
Aon PLC	1,367,962	149,422,489
Arthur J Gallagher & Co. (a)	914,598	43,534,865

Assurant, Inc.	319,513	27,577,167
Chubb, Ltd.	2,399,508	313,639,691
Cincinnati Financial Corp. (a)	764,011	57,216,784
Hartford Financial Services Group, Inc.	2,031,691	90,166,447
Lincoln National Corp.	1,234,791	47,872,847
Loews Corp.	1,383,233	56,837,044
Marsh & McLennan Cos., Inc.	2,692,228	184,309,929
MetLife, Inc.	5,675,194	226,042,977
Principal Financial Group, Inc.	1,392,765	57,256,569
Progressive Corp.	3,011,806	100,895,501
Prudential Financial, Inc.	2,283,266	162,888,197
Torchmark Corp.	579,334	35,814,428
Travelers Cos., Inc.	1,509,895	179,737,901
Unum Group	1,227,941	39,036,244
Willis Towers Watson PLC	715,281	88,916,581
XL Group PLC Class A	1,470,678	48,988,284

		2,505,409,075

REAL ESTATE INVESTMENT TRUSTS (REITS) — 20.2%
American Tower Corp. REIT	2,193,326	249,183,767
Apartment Investment & Management
Co. Class A REIT	809,335	35,740,234
AvalonBay Communities, Inc. REIT	708,270	127,764,825
Boston Properties, Inc. REIT	793,668	104,684,809
Crown Castle International Corp. REIT	1,740,564	176,545,407
Digital Realty Trust, Inc. REIT (a)	758,042	82,618,998
Equinix, Inc. REIT (a)	358,393	138,959,718
Equity Residential REIT	1,887,710	130,025,465
Essex Property Trust, Inc. REIT (a)	338,085	77,113,808
Extra Space Storage, Inc. REIT (a)	646,665	59,842,379
Federal Realty Investment Trust REIT (a)	366,480	60,670,764
General Growth Properties, Inc. REIT	3,011,336	89,798,040
HCP, Inc. REIT	2,412,990	85,371,586
Host Hotels & Resorts, Inc. REIT (a)	3,860,054	62,571,475
Iron Mountain, Inc. REIT (a)	1,234,792	49,181,765
Kimco Realty Corp. REIT (a)	2,168,138	68,036,170
Macerich Co. REIT	652,301	55,699,982
Prologis, Inc. REIT	2,714,211	133,104,908
Public Storage REIT	761,026	194,510,635
Realty Income Corp. REIT (a)	1,330,725	92,299,086
Simon Property Group, Inc. REIT	1,598,575	346,730,918
SL Green Realty Corp. REIT (a)	517,720	55,121,648
UDR, Inc. REIT	1,380,337	50,962,042
Ventas, Inc. REIT (a)	1,746,465	127,177,581
Vornado Realty Trust REIT	916,441	91,754,073
Welltower, Inc. REIT	1,844,390	140,487,186
Weyerhaeuser Co. REIT (a)	3,858,861	114,878,292

		3,000,835,561

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. Class A (b)	1,507,732	39,924,743

TOTAL COMMON STOCKS (Cost $16,255,552,488)		14,799,322,797

The Financial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 1.6%
MONEY MARKET FUNDS — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (d) (e)	33,123,452	$33,123,452
State Street Navigator Securities Lending Prime Portfolio (e) (f)	210,105,531	210,105,531

		243,228,983

TOTAL SHORT-TERM INVESTMENTS (Cost $243,228,983)		243,228,983

TOTAL INVESTMENTS — 101.3%
(Cost $16,498,781,471)		15,042,551,780
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(196,686,566)

NET ASSETS — 100.0%		$14,845,865,214

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The Financial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Banks	$4,904,791,095	$—	$—	$4,904,791,095
Capital Markets	1,657,083,813	—	—	1,657,083,813
Consumer Finance	665,103,297	—	—	665,103,297
Diversified Financial Services	2,026,175,213	—	—	2,026,175,213
Insurance	2,505,409,075	—	—	2,505,409,075
Real Estate Investment Trusts (REITs)	3,000,835,561	—	—	3,000,835,561
Real Estate Management & Development	39,924,743	—	—	39,924,743
Short-Term Investments	243,228,983	—	—	243,228,983

TOTAL INVESTMENTS	$15,042,551,780	$—	$—	$15,042,551,780

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	2,444,628	$164,303,448	1,716,071	2,115,768	2,044,931	$110,262,680	$2,405,110	$(11,289,295)
State Street Institutional Liquid Reserves Fund, Premier Class	36,046,018	36,046,018	693,659,334	696,581,899	33,123,452	33,123,452	91,404	—
State Street Navigator Securities Lending Prime Portfolio	244,618,359	244,618,359	1,442,345,800	1,476,858,628	210,105,531	210,105,531	239,645	—

The Financial Services Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BANKS — 41.7%
Bank of America Corp.	58,146	$771,597
BB&T Corp. (a)	4,647	165,480
Citigroup, Inc.	16,614	704,267
Citizens Financial Group, Inc.	2,994	59,820
Comerica, Inc.	991	40,760
Fifth Third Bancorp	4,346	76,446
Huntington Bancshares, Inc.	4,522	40,427
JPMorgan Chase & Co.	20,699	1,286,236
KeyCorp	4,759	52,587
M&T Bank Corp. (a)	900	106,407
People’s United Financial, Inc.	1,760	25,802
PNC Financial Services Group, Inc.	2,827	230,089
Regions Financial Corp.	7,170	61,017
SunTrust Banks, Inc.	2,837	116,544
US Bancorp	9,186	370,471
Wells Fargo & Co.	26,153	1,237,821
Zions Bancorp	1,158	29,101

		5,374,872

CAPITAL MARKETS — 14.1%
Affiliated Managers Group, Inc. (b)	305	42,935
Ameriprise Financial, Inc. (a)	939	84,369
Bank of New York Mellon Corp.	6,097	236,868
BlackRock, Inc. (a)	712	243,881
Charles Schwab Corp.	6,808	172,311
E*TRADE Financial Corp. (b)	1,578	37,067
Franklin Resources, Inc.	2,086	69,610
Goldman Sachs Group, Inc.	2,187	324,944
Invesco, Ltd.	2,362	60,325
Legg Mason, Inc.	597	17,606
Morgan Stanley	8,553	222,207
Northern Trust Corp.	1,214	80,440
State Street Corp. (a) (c)	2,241	120,835
T Rowe Price Group, Inc.	1,405	102,523

		1,815,921

CONSUMER FINANCE — 5.6%
American Express Co.	4,576	278,038
Capital One Financial Corp.	2,899	184,116
Discover Financial Services	2,333	125,025
Navient Corp. (a)	1,871	22,358
Synchrony Financial (a) (b)	4,721	119,347

		728,884

DIVERSIFIED FINANCIAL SERVICES — 17.2%
Berkshire Hathaway, Inc. Class B (b)	10,607	1,535,788
CME Group, Inc.	1,917	186,716
Intercontinental Exchange, Inc.	674	172,517
Leucadia National Corp.	1,887	32,702
Moody’s Corp.	957	89,680
Nasdaq, Inc. (a)	652	42,165
S&P Global, Inc.	1,498	160,675

		2,220,243

INSURANCE — 21.3%
Aflac, Inc.	2,343	169,071
Allstate Corp.	2,119	148,224
American International Group, Inc.	6,334	335,005
Aon PLC	1,500	163,845
Arthur J Gallagher & Co.	1,003	47,743
Assurant, Inc.	351	30,295

Chubb, Ltd. (a)	2,629	343,637
Cincinnati Financial Corp. (a)	837	62,683
Hartford Financial Services Group, Inc.	2,227	98,834
Lincoln National Corp.	1,353	52,456
Loews Corp.	1,516	62,292
Marsh & McLennan Cos., Inc.	2,951	202,025
MetLife, Inc.	6,219	247,703
Principal Financial Group, Inc.	1,526	62,734
Progressive Corp.	3,300	110,550
Prudential Financial, Inc.	2,502	178,493
Torchmark Corp. (a)	635	39,256
Travelers Cos., Inc.	1,655	197,011
Unum Group	1,346	42,789
Willis Towers Watson PLC	784	97,459
XL Group PLC Class A	1,611	53,662

		2,745,767

TOTAL COMMON STOCKS (Cost $13,717,024)		12,885,687

SHORT-TERM INVESTMENTS — 6.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (d) (e)	24,686	24,686
State Street Navigator Securities Lending Prime Portfolio (e) (f)	799,452	799,452

TOTAL SHORT-TERM INVESTMENTS (Cost $824,138)		824,138

TOTAL INVESTMENTS — 106.3% (Cost $14,541,162)		13,709,825
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(806,919)

NET ASSETS — 100.0%		$12,902,906

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The Financial Services Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Banks	$5,374,872	$—	$—	$5,374,872
Capital Markets	1,815,921	—	—	1,815,921
Consumer Finance	728,884	—	—	728,884
Diversified Financial Services	2,220,243	—	—	2,220,243
Insurance	2,745,767	—	—	2,745,767
Short-Term Investments	824,138	—	—	824,138

TOTAL INVESTMENTS	$13,709,825	$—	$—	$13,709,825

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	—	$—	2,836	595	2,241	$120,835	$2,218	$(3,913)
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	444,137	419,451	24,686	24,686	60	—
State Street Navigator Securities Lending Prime Portfolio	—	—	20,232,875	19,433,423	799,452	799,452	1,008	—

The Health Care Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 19.7%
AbbVie, Inc.	7,497,086	$464,144,594
Alexion Pharmaceuticals, Inc. (a)	1,038,447	121,249,072
Amgen, Inc.	3,482,197	529,816,274
Biogen, Inc. (a)	1,039,173	251,292,815
Celgene Corp. (a)	3,593,917	354,468,034
Gilead Sciences, Inc.	6,173,544	514,997,040
Regeneron Pharmaceuticals, Inc. (a)	361,786	126,346,525
Vertex Pharmaceuticals, Inc. (a)	1,141,566	98,197,507

		2,460,511,861

HEALTH CARE EQUIPMENT & SUPPLIES — 16.6%
Abbott Laboratories (b)	5,772,539	226,918,508
Baxter International, Inc.	2,600,750	117,605,915
Becton Dickinson and Co.	1,007,464	170,855,820
Boston Scientific Corp. (a)	6,355,651	148,531,564
C.R. Bard, Inc.	361,989	85,125,333
DENTSPLY SIRONA, Inc. (b)	1,086,619	67,413,843
Edwards Lifesciences Corp. (a)	982,447	97,979,439
Hologic, Inc. (a)	1,124,430	38,905,278
Intuitive Surgical, Inc. (a)	176,606	116,808,974
Medtronic PLC	6,548,567	568,219,159
St. Jude Medical, Inc.	1,348,554	105,187,212
Stryker Corp.	1,475,630	176,824,743
Varian Medical Systems, Inc. (a) (b)	442,541	36,390,146
Zimmer Biomet Holdings, Inc.	938,433	112,968,565

		2,069,734,499

HEALTH CARE PROVIDERS & SERVICES — 19.2%
Aetna, Inc.	1,671,034	204,083,383
AmerisourceBergen Corp.	883,620	70,088,738
Anthem, Inc.	1,252,650	164,523,051
Cardinal Health, Inc.	1,526,941	119,116,667
Centene Corp. (a)	787,385	56,195,668
Cigna Corp.	1,226,073	156,925,083
DaVita HealthCare Partners, Inc. (a)	756,159	58,466,214
Express Scripts Holding Co. (a)	3,086,829	233,981,638
HCA Holdings, Inc. (a)	1,397,032	107,585,434
Henry Schein, Inc. (a)	379,662	67,124,242
Humana, Inc.	743,028	133,655,877
Laboratory Corp. of America Holdings (a)	471,032	61,361,339
McKesson Corp.	1,075,451	200,732,929
Patterson Cos., Inc.	387,064	18,536,495
Quest Diagnostics, Inc.	680,127	55,369,139
UnitedHealth Group, Inc.	4,443,518	627,424,742
Universal Health Services, Inc. Class B	416,034	55,790,159

		2,390,960,798

HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp. (a) (b)	1,394,783	81,734,284

LIFE SCIENCES TOOLS & SERVICES — 4.1%
Agilent Technologies, Inc.	1,518,734	67,371,040
Illumina, Inc. (a) (b)	681,170	95,622,645
PerkinElmer, Inc.	508,808	26,671,715
Thermo Fisher Scientific, Inc.	1,825,880	269,792,029
Waters Corp. (a)	376,476	52,951,349

		512,408,778

PHARMACEUTICALS — 39.6%
Allergan PLC (a)	1,934,924	447,141,587
Bristol-Myers Squibb Co.	7,774,682	571,827,861
Eli Lilly & Co.	4,502,666	354,584,948
Endo International PLC (a)	947,134	14,765,819
Johnson & Johnson	12,750,346	1,546,616,970
Mallinckrodt PLC (a)	506,803	30,803,486
Merck & Co., Inc.	12,830,881	739,187,054
Mylan NV (a)	1,981,838	85,694,675
Perrigo Co. PLC (b)	664,482	60,248,583
Pfizer, Inc.	28,112,928	989,856,195
Zoetis, Inc.	2,119,363	100,584,968

		4,941,312,146

TOTAL COMMON STOCKS (Cost $12,995,017,060)		12,456,662,366

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (c) (d)	9,182,750	9,182,750
State Street Navigator Securities Lending Prime Portfolio (d) (e)	26,888,134	26,888,134

TOTAL SHORT-TERM INVESTMENTS (Cost $36,070,884)		36,070,884

TOTAL INVESTMENTS — 100.1% (Cost $13,031,087,944)		12,492,733,250
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(16,377,579)

NET ASSETS — 100.0%		$12,476,355,671

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2016.
(c)	The rate shown is the annualized seven-day yield at June 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The Health Care Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Biotechnology	$2,460,511,861	$—	$—	$2,460,511,861
Health Care Equipment & Supplies	2,069,734,499	—	—	2,069,734,499
Health Care Providers & Services	2,390,960,798	—	—	2,390,960,798
Health Care Technology	81,734,284	—	—	81,734,284
Life Sciences Tools & Services	512,408,778	—	—	512,408,778
Pharmaceuticals	4,941,312,146	—	—	4,941,312,146
Short-Term Investments	36,070,884	—	—	36,070,884

TOTAL INVESTMENTS	$12,492,733,250	$—	$—	$12,492,733,250

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	9,211,316	$9,211,316	242,149,400	242,177,966	9,182,750	$9,182,750	$51,080	$—
State Street Navigator Securities Lending Prime Portfolio	128,006,341	128,006,341	1,876,173,345	1,977,291,552	26,888,134	26,888,134	175,594	—

The Industrial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 26.6%
Boeing Co.	2,189,825	$284,392,573
General Dynamics Corp.	1,094,802	152,440,230
Honeywell International, Inc.	2,815,447	327,492,795
L-3 Communications Holdings, Inc.	269,396	39,517,699
Lockheed Martin Corp.	971,192	241,020,719
Northrop Grumman Corp.	682,588	151,725,661
Raytheon Co.	1,137,936	154,702,399
Rockwell Collins, Inc. (a)	589,062	50,152,739
Textron, Inc.	1,175,408	42,972,916
TransDigm Group, Inc. (a) (b)	185,528	48,921,878
United Technologies Corp.	2,831,281	290,347,867

		1,783,687,476

AIR FREIGHT & LOGISTICS — 7.1%
C.H. Robinson Worldwide, Inc. (a)	501,489	37,235,559
Expeditors International of Washington, Inc. (a)	637,531	31,264,520
FedEx Corp.	937,191	142,246,850
United Parcel Service, Inc. Class B	2,461,432	265,145,455

		475,892,384

AIRLINES — 4.9%
Alaska Air Group, Inc. (a)	431,552	25,155,166
American Airlines Group, Inc.	2,024,362	57,309,688
Delta Air Lines, Inc.	2,701,578	98,418,487
Southwest Airlines Co.	2,452,025	96,143,900
United Continental Holdings, Inc. (b)	1,175,408	48,238,744

		325,265,985

BUILDING PRODUCTS — 1.4%
Allegion PLC	336,903	23,391,175
Fortune Brands Home & Security, Inc.	533,500	30,926,995
Masco Corp.	1,296,702	40,119,960

		94,438,130

COMMERCIAL SERVICES & SUPPLIES — 4.3%
Cintas Corp. (a)	366,185	35,933,734
Pitney Bowes, Inc. (a)	757,265	13,479,317
Republic Services, Inc.	833,045	42,743,539
Stericycle, Inc. (a) (b)	297,495	30,975,179
Tyco International PLC	1,489,860	63,468,036
Waste Management, Inc.	1,578,628	104,615,678

		291,215,483

CONSTRUCTION & ENGINEERING — 1.0%
Fluor Corp.	708,999	34,939,471
Jacobs Engineering Group, Inc. (b)	428,999	21,368,440
Quanta Services, Inc. (b)	528,746	12,224,607

		68,532,518

ELECTRICAL EQUIPMENT — 5.8%
Acuity Brands, Inc.	153,339	38,021,938
AMETEK, Inc.	817,302	37,783,872
Eaton Corp. PLC	1,960,699	117,112,551
Emerson Electric Co.	2,385,267	124,415,527
Rockwell Automation, Inc. (a)	590,119	67,757,464

		385,091,352

INDUSTRIAL CONGLOMERATES — 21.3%
3M Co.	2,177,673	381,354,096

Danaher Corp.	2,356,187	237,974,887
General Electric Co.	23,840,699	750,505,204
Roper Technologies, Inc.	354,296	60,428,726

		1,430,262,913

MACHINERY — 13.7%
Caterpillar, Inc. (a)	2,180,327	165,290,590
Cummins, Inc.	1,021,811	114,892,429
Deere & Co. (a)	1,167,257	94,594,507
Dover Corp.	657,347	45,567,294
Flowserve Corp. (a)	455,371	20,569,108
Illinois Tool Works, Inc.	1,203,723	125,379,788
Ingersoll-Rand PLC	901,429	57,402,999
PACCAR, Inc.	1,427,437	74,041,157
Parker-Hannifin Corp.	594,761	64,263,926
Pentair PLC	632,713	36,880,841
Snap-on, Inc.	203,414	32,102,797
Stanley Black & Decker, Inc.	525,578	58,454,785
Xylem, Inc.	624,858	27,899,910

		917,340,131

PROFESSIONAL SERVICES — 3.3%
Dun & Bradstreet Corp.	126,458	15,407,643
Equifax, Inc.	567,057	72,810,119
Nielsen Holdings PLC	1,263,329	65,655,208
Robert Half International, Inc.	649,416	24,781,714
Verisk Analytics, Inc. (b)	541,261	43,885,442

		222,540,126

ROAD & RAIL — 8.5%
CSX Corp.	4,034,622	105,222,942
JB Hunt Transport Services, Inc.	311,928	25,244,333
Kansas City Southern	378,082	34,061,407
Norfolk Southern Corp.	1,215,630	103,486,582
Ryder System, Inc.	340,231	20,801,723
Union Pacific Corp.	3,205,222	279,655,620

		568,472,607

TRADING COMPANIES & DISTRIBUTORS — 1.9%
Fastenal Co. (a)	1,011,477	44,899,464
United Rentals, Inc. (b)	311,118	20,876,018
W.W. Grainger, Inc. (a)	258,951	58,846,615

		124,622,097

TOTAL COMMON STOCKS (Cost $7,231,708,118)		6,687,361,202

SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (c) (d)	4,630,346	4,630,346
State Street Navigator Securities Lending Prime Portfolio (d) (e)	102,256,076	102,256,076

TOTAL SHORT-TERM INVESTMENTS (Cost $106,886,422)		106,886,422

TOTAL INVESTMENTS — 101.4% (Cost $7,338,594,540)		6,794,247,624
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(92,723,314)

NET ASSETS — 100.0%		$6,701,524,310

The Industrial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at June 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The Industrial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,783,687,476	$—	$—	$1,783,687,476
Air Freight & Logistics	475,892,384	—	—	475,892,384
Airlines	325,265,985	—	—	325,265,985
Building Products	94,438,130	—	—	94,438,130
Commercial Services & Supplies	291,215,483	—	—	291,215,483
Construction & Engineering	68,532,518	—	—	68,532,518
Electrical Equipment	385,091,352	—	—	385,091,352
Industrial Conglomerates	1,430,262,913	—	—	1,430,262,913
Machinery	917,340,131	—	—	917,340,131
Professional Services	222,540,126	—	—	222,540,126
Road & Rail	568,472,607	—	—	568,472,607
Trading Companies & Distributors	124,622,097	—	—	124,622,097
Short-Term Investments	106,886,422	—	—	106,886,422

TOTAL INVESTMENTS	$6,794,247,624	$—	$—	$6,794,247,624

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	5,404,030	$5,404,030	299,082,032	299,855,716	4,630,346	$4,630,346	$35,551	$—
State Street Navigator Securities Lending Prime Portfolio	124,731,157	124,731,157	1,870,354,860	1,892,829,941	102,256,076	102,256,076	433,840	—

The Materials Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CHEMICALS — 70.0%
Air Products & Chemicals, Inc.	785,054	$111,509,070
Albemarle Corp.	528,200	41,891,542
CF Industries Holdings, Inc.	1,214,333	29,265,425
Dow Chemical Co.	5,438,319	270,338,837
E.I. du Pont de Nemours & Co.	4,230,815	274,156,812
Eastman Chemical Co.	757,369	51,425,355
Ecolab, Inc.	1,278,518	151,632,235
FMC Corp. (a)	714,170	33,073,213
International Flavors & Fragrances, Inc. (a)	409,788	51,661,973
LyondellBasell Industries NV Class A	1,316,933	98,006,154
Monsanto Co.	2,115,828	218,797,773
Mosaic Co. (a)	1,790,892	46,885,553
PPG Industries, Inc.	1,288,631	134,210,919
Praxair, Inc.	1,381,666	155,285,442
Sherwin-Williams Co.	390,339	114,630,854

		1,782,771,157

CONSTRUCTION MATERIALS — 5.6%
Martin Marietta Materials, Inc. (a)	325,148	62,428,416
Vulcan Materials Co.	670,835	80,741,701

		143,170,117

CONTAINERS & PACKAGING — 11.8%
Avery Dennison Corp.	469,412	35,088,547
Ball Corp. (a)	884,907	63,969,927
International Paper Co.	2,057,367	87,191,213
Owens-Illinois, Inc. (b)	956,795	17,231,878
Sealed Air Corp.	1,011,498	46,498,563
WestRock Co. (a)	1,293,040	50,260,465

		300,240,593

METALS & MINING — 12.4%
Alcoa, Inc. (a)	6,649,860	61,644,202
Freeport-McMoRan, Inc. (a)	6,333,239	70,552,283
Newmont Mining Corp.	2,670,937	104,487,055
Nucor Corp.	1,597,499	78,932,426

		315,615,966

TOTAL COMMON STOCKS (Cost $2,959,526,152)		2,541,797,833

SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (c) (d)	552,317	552,317
State Street Navigator Securities Lending Prime Portfolio (d) (e)	153,689,398	153,689,398

TOTAL SHORT-TERM INVESTMENTS (Cost $154,241,715)		154,241,715

TOTAL INVESTMENTS — 105.8% (Cost $3,113,767,867)		2,696,039,548
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(148,400,599)

NET ASSETS — 100.0%		$2,547,638,949

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at June 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The Materials Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Chemicals	$1,782,771,157	$—	$—	$1,782,771,157
Construction Materials	143,170,117	—	—	143,170,117
Containers & Packaging	300,240,593	—	—	300,240,593
Metals & Mining	315,615,966	—	—	315,615,966
Short-Term Investments	154,241,715	—	—	154,241,715

TOTAL INVESTMENTS	$2,696,039,548	$—	$—	$2,696,039,548

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	277,516	$277,516	165,767,991	165,493,190	552,317	$552,317	$12,198	$—
State Street Navigator Securities Lending Prime Portfolio.	154,703,245	154,703,245	973,662,679	974,676,526	153,689,398	153,689,398	241,024	—

The Real Estate Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
REAL ESTATE INVESTMENT TRUSTS (REITS) — 98.5%
American Tower Corp. REIT (a)	9,690	$1,100,881
Apartment Investment & Management Co. Class A REIT	3,566	157,474
AvalonBay Communities, Inc. REIT (a)	3,131	564,801
Boston Properties, Inc. REIT	3,507	462,573
Crown Castle International Corp. REIT	7,690	779,997
Digital Realty Trust, Inc. REIT	3,343	364,354
Equinix, Inc. REIT	1,585	614,552
Equity Residential REIT (a)	8,343	574,666
Essex Property Trust, Inc. REIT	1,490	339,854
Extra Space Storage, Inc. REIT	2,851	263,831
Federal Realty Investment Trust REIT (a)	1,614	267,198
General Growth Properties, Inc. REIT (a)	13,307	396,815
HCP, Inc. REIT	10,635	376,266
Host Hotels & Resorts, Inc. REIT (a)	17,015	275,813
Iron Mountain, Inc. REIT (a)	5,442	216,755
Kimco Realty Corp. REIT (a)	9,555	299,836
Macerich Co. REIT	2,874	245,411
Prologis, Inc. REIT	11,992	588,088
Public Storage REIT	3,364	859,805
Realty Income Corp. REIT	5,881	407,906
Simon Property Group, Inc. REIT	7,062	1,531,748
SL Green Realty Corp. REIT (a)	2,282	242,964
UDR, Inc. REIT	6,082	224,547
Ventas, Inc. REIT (a)	7,718	562,025
Vornado Realty Trust REIT	4,051	405,586
Welltower, Inc. REIT	8,149	620,709
Weyerhaeuser Co. REIT (a)	17,054	507,698

		13,252,153

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.3%
CBRE Group, Inc. Class A (b)	6,644	175,933

TOTAL COMMON STOCKS (Cost $12,409,157)		13,428,086

SHORT-TERM INVESTMENTS — 20.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (c) (d)	36,248	36,248
State Street Navigator Securities Lending Prime Portfolio (d) (e)	2,704,744	2,704,744

TOTAL SHORT-TERM INVESTMENTS (Cost $2,740,992)		2,740,992

TOTAL INVESTMENTS — 120.2% (Cost $15,150,149)		16,169,078
LIABILITIES IN EXCESS OF OTHER ASSETS — (20.2)%		(2,720,827)

NET ASSETS — 100.0%		$13,448,251

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at June 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The Real Estate Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Real Estate Investment Trusts (REITs)	$13,252,153	$—	$—	$13,252,153
Real Estate Management & Development	175,933	—	—	175,933
Short-Term Investments	2,740,992	—	—	2,740,992

TOTAL INVESTMENTS	$16,169,078	$—	$—	$16,169,078

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	402,488	366,240	36,248	$36,248	$61	$—
State Street Navigator Securities Lending Prime Portfolio	—	—	18,385,770	15,681,026	2,704,744	2,704,744	1,287	—

The Technology Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 4.5%
Cisco Systems, Inc.	14,995,489	$430,220,579
F5 Networks, Inc. (a) .	214,660	24,436,894
Harris Corp.	391,925	32,702,222
Juniper Networks, Inc.	1,129,479	25,401,983
Motorola Solutions, Inc.	498,982	32,917,843

		545,679,521

DIVERSIFIED TELECOMMUNICATION SERVICES — 11.9%
AT&T, Inc.	18,285,564	790,119,220
CenturyLink, Inc.	1,683,617	48,841,729
Frontier Communications Corp.	3,849,315	19,015,616
Level 3 Communications, Inc. (a)	896,218	46,146,265
Verizon Communications, Inc.	10,010,872	559,007,093

		1,463,129,923

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
Amphenol Corp. Class A	945,367	54,197,890
Corning, Inc.	3,282,277	67,221,033
FLIR Systems, Inc.	467,198	14,459,778
TE Connectivity, Ltd.	1,093,118	62,427,969

		198,306,670

INTERNET SOFTWARE & SERVICES — 18.2%
Akamai Technologies, Inc. (a)	554,114	30,991,596
Alphabet, Inc. Class A (a)	872,367	613,736,355
Alphabet, Inc. Class C (a)	877,357	607,218,780
eBay, Inc. (a)	3,213,707	75,232,881
Facebook, Inc. Class A (a)	6,867,114	784,773,788
VeriSign, Inc. (a) (b)	304,348	26,313,928
Yahoo!, Inc. (a)	2,642,887	99,266,836

		2,237,534,164

IT SERVICES — 16.4%
Accenture PLC Class A	1,867,694	211,591,053
Alliance Data Systems Corp. (a)	184,304	36,108,840
Automatic Data Processing, Inc.	1,372,240	126,067,689
Cognizant Technology Solutions Corp. Class A (a)	1,829,811	104,738,382
CSRA, Inc.	485,025	11,364,136
Fidelity National Information Services, Inc.	848,299	62,502,670
Fiserv, Inc. (a)	676,702	73,577,808
Global Payments, Inc.	482,138	34,415,010
International Business Machines Corp.	2,633,996	399,787,913
MasterCard, Inc. Class A	2,901,406	255,497,812
Paychex, Inc.	982,843	58,479,159
PayPal Holdings, Inc. (a)	3,323,858	121,354,056
Teradata Corp. (a)	455,845	11,428,034
Total System Services, Inc.	535,689	28,450,443
Visa, Inc. Class A (b)	5,678,319	421,160,920
Western Union Co. (b)	1,551,043	29,749,005
Xerox Corp.	3,018,607	28,646,580

		2,014,919,510

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.7%
Analog Devices, Inc.	944,461	53,494,271
Applied Materials, Inc.	3,309,333	79,324,712
Broadcom, Ltd.	1,112,902	172,944,971
First Solar, Inc. (a)	265,137	12,853,842
Intel Corp.	14,075,041	461,661,345
KLA-Tencor Corp.	486,451	35,632,536
Lam Research Corp.	495,148	41,622,141
Linear Technology Corp.	748,400	34,823,052

Microchip Technology, Inc. (b)	672,989	34,160,922
Micron Technology, Inc. (a)	3,212,595	44,205,307
NVIDIA Corp. (b)	1,543,939	72,580,572
Qorvo, Inc. (a)	411,601	22,745,071
QUALCOMM, Inc.	4,394,193	235,396,919
Skyworks Solutions, Inc.	593,631	37,564,970
Texas Instruments, Inc.	3,010,380	188,600,307
Xilinx, Inc.	792,149	36,541,833

		1,564,152,771

SOFTWARE — 18.5%
Activision Blizzard, Inc.	1,559,005	61,783,368
Adobe Systems, Inc. (a)	1,503,921	144,060,593
Autodesk, Inc. (a)	700,589	37,929,888
CA, Inc.	933,442	30,644,901
Citrix Systems, Inc. (a)	482,357	38,631,972
Electronic Arts, Inc. (a)	919,411	69,654,577
Intuit, Inc.	776,045	86,614,382
Microsoft Corp.	23,337,268	1,194,168,004
Oracle Corp.	9,284,950	380,033,004
Red Hat, Inc. (a)	562,958	40,870,751
salesforce.com, Inc. (a)	1,913,154	151,923,559
Symantec Corp.	1,904,161	39,111,467

		2,275,426,466

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 16.0%
Apple, Inc.	16,262,147	1,554,661,253
EMC Corp.	5,862,858	159,293,852
Hewlett Packard Enterprise Co.	5,033,441	91,960,967
HP, Inc.	5,226,076	65,587,254
NetApp, Inc.	933,232	22,948,175
Seagate Technology PLC (b)	963,285	23,465,623
Western Digital Corp.	874,917	41,348,577

		1,959,265,701

TOTAL COMMON STOCKS
(Cost $12,358,757,506)		12,258,414,726

SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (c) (d)	26,598,332	26,598,332
State Street Navigator Securities Lending Prime Portfolio (d) (e)	159,764,337	159,764,337

TOTAL SHORT-TERM INVESTMENTS (Cost $186,362,669)		186,362,669

TOTAL INVESTMENTS — 101.3%
(Cost $12,545,120,175)		12,444,777,395
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(161,198,316)

NET ASSETS — 100.0%		$12,283,579,079

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2016.
(c)	The rate shown is the annualized seven-day yield at June 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The Technology Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Communications Equipment	$545,679,521	$—	$—	$545,679,521
Diversified Telecommunication Services	1,463,129,923	—	—	1,463,129,923
Electronic Equipment, Instruments & Components	198,306,670	—	—	198,306,670
Internet Software & Services	2,237,534,164	—	—	2,237,534,164
IT Services	2,014,919,510	—	—	2,014,919,510
Semiconductors & Semiconductor Equipment	1,564,152,771	—	—	1,564,152,771
Software	2,275,426,466	—	—	2,275,426,466
Technology Hardware, Storage & Peripherals	1,959,265,701	—	—	1,959,265,701
Short-Term Investments	186,362,669	—	—	186,362,669

TOTAL INVESTMENTS	$12,444,777,395	$—	$—	$12,444,777,395

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	23,761,405	$23,761,405	454,319,183	451,482,256	26,598,332	$26,598,332	$74,203	$—
State Street Navigator Securities Lending Prime Portfolio	414,956,922	414,956,922	891,490,053	1,146,682,638	159,764,337	159,764,337	611,624	—

The Utilities Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 102.1%
ELECTRIC UTILITIES — 62.2%
Alliant Energy Corp.	3,148,000	$124,975,600
American Electric Power Co., Inc.	6,768,559	474,408,300
Duke Energy Corp. (a)	8,714,499	747,616,869
Edison International (a)	4,487,929	348,577,445
Entergy Corp.	2,451,180	199,403,493
Eversource Energy (a)	4,350,134	260,573,027
Exelon Corp.	12,641,374	459,640,359
FirstEnergy Corp.	5,824,355	203,328,233
NextEra Energy, Inc.	6,328,191	825,196,106
PG&E Corp.	6,838,180	437,096,466
Pinnacle West Capital Corp.	1,559,586	126,420,041
PPL Corp.	9,318,512	351,773,828
Southern Co. (a)	12,871,039	690,273,822
Xcel Energy, Inc.	7,026,155	314,631,221

		5,563,914,810

GAS UTILITIES — 1.2%
AGL Resources, Inc.	1,637,831	108,047,711

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.0%
AES Corp.	9,090,855	113,453,870
NRG Energy, Inc. (a)	4,318,599	64,735,799

		178,189,669

MULTI-UTILITIES — 34.4%
Ameren Corp.	3,355,335	179,778,849
CenterPoint Energy, Inc.	5,989,389	143,745,336
CMS Energy Corp.	3,912,391	179,422,251
Consolidated Edison, Inc. (a)	4,200,012	337,848,965
Dominion Resources, Inc. (a)	8,450,693	658,562,506
DTE Energy Co. (a)	2,486,819	246,493,499
NiSource, Inc.	4,478,865	118,779,500
Public Service Enterprise Group, Inc.	6,938,206	323,389,782
SCANA Corp. (a)	1,959,965	148,290,952
Sempra Energy (a)	3,268,051	372,623,175
TECO Energy, Inc.	3,250,461	89,842,742
WEC Energy Group, Inc. (a)	4,328,713	282,664,959

		3,081,442,516

WATER UTILITIES — 2.3%
American Water Works Co., Inc. (a)	2,437,122	205,961,180

TOTAL COMMON STOCKS
(Cost $8,753,643,119)		9,137,555,886

SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.47% (b) (c)	15,494,998	15,494,998
State Street Navigator Securities Lending Prime Portfolio (c) (d)	189,759,870	189,759,870

TOTAL SHORT-TERM INVESTMENTS (Cost $205,254,868)		205,254,868

TOTAL INVESTMENTS — 104.4%
(Cost $8,958,897,987)		9,342,810,754
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(392,405,838)

NET ASSETS — 100.0%		$8,950,404,916

(a)	All or a portion of the shares of the security are on loan at June 30, 2016.
(b)	The rate shown is the annualized seven-day yield at June 30, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2016 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.

The Utilities Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of June 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Electric Utilities	$5,563,914,810	$—	$—	$5,563,914,810
Gas Utilities	108,047,711	—	—	108,047,711
Independent Power Producers & Energy Traders	178,189,669	—	—	178,189,669
Multi-Utilities	3,081,442,516	—	—	3,081,442,516
Water Utilities	205,961,180	—	—	205,961,180
Short-Term Investments	205,254,868	—	—	205,254,868

TOTAL INVESTMENTS	$9,342,810,754	$—	$—	$9,342,810,754

Affiliate Table

	Number of Shares Held at 9/30/15	Value at 9/30/15	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/16	Value at 6/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	11,607,167	$11,607,167	308,719,973	304,832,142	15,494,998	$15,494,998	$64,169	$—
State Street Navigator Securities Lending Prime Portfolio	121,367,515	121,367,515	2,046,684,988	1,978,292,633	189,759,870	189,759,870	186,798	—

THE SELECT SECTOR SPDR TRUST

NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2016 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ underlying benchmarks. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical asset or liability (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2016, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the period ended June 30, 2016.

THE SELECT SECTOR SPDR TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

June 30, 2016 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

As of June 30, 2016, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The Consumer Discretionary Select Sector SPDR Fund	$10,510,596,316	$529,347,458	$1,125,582,273	$(596,234,815)
The Consumer Staples Select Sector SPDR Fund	9,701,883,794	583,453,054	155,609,552	427,843,502
The Energy Select Sector SPDR Fund	18,256,682,408	30,053,563	3,764,111,767	(3,734,058,204)
The Financial Select Sector SPDR Fund	16,498,781,471	397,636,560	1,853,866,251	(1,456,229,691)
The Financial Services Select Sector SPDR Fund	14,541,162	294,736	1,126,073	(831,337)
The Health Care Select Sector SPDR Fund	13,031,087,944	604,957,850	1,143,312,544	(538,354,694)
The Industrial Select Sector SPDR Fund	7,338,594,540	173,294,897	717,641,813	(544,346,916)
The Materials Select Sector SPDR Fund	3,113,767,867	26,520,895	444,249,214	(417,728,319)
The Real Estate Select Sector SPDR Fund	15,150,149	1,124,247	105,318	1,018,929
The Technology Select Sector SPDR Fund	12,545,120,175	683,207,648	783,550,428	(100,342,780)
The Utilities Select Sector SPDR Fund	8,958,897,987	653,897,566	269,984,799	383,912,767

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.sectorspdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date: August 26, 2016